SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE - 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These accompanying consolidated financial statements reflect the application of certain significant accounting policies as described in this note and elsewhere in the accompanying consolidated financial statements and notes.

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.

(b) Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the years presented. Significant accounting estimates in the period include the allowance for doubtful accounts on accounts and other receivables, assumptions used in assessing right-of-use assets and impairment of long-lived assets, and deferred tax valuation allowance.

(c) Risks and uncertainties

The main operations of our Company are located in Singapore. Accordingly, our Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. Our Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. Although our Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Our Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt our Company’s operations.

(d) Foreign Currency Translation and Transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates.

The accompanying consolidated financial statements are presented in the S$, which is the reporting currency of our Company. In addition, our Company is operating in Singapore, maintain their books and record in their local currency, S$, which is a functional currency as being the primary currency of the economic environment in which their operations are conducted. In translating the financial statements of our Company’s subsidiary from their functional currency into our Company’s reporting currency of Singapore dollars, consolidated balance sheet accounts are translated using the closing exchange rate in effect at the balance sheet date and income and expense accounts are translated using an average exchange rate prevailing during the reporting period. Translation gains and losses are recognized in the consolidated statements of loss and comprehensive loss as other comprehensive income or loss.

The value of foreign currencies including, the US Dollar, may fluctuate against the Singapore Dollar. Any significant variations of the aforementioned currencies relative to the Singapore Dollar may materially affect our Company’s financial condition in terms of reporting in S$. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	June 30, 2024	June 30, 2025
S$ to US$ Year End	1.3552	1.2825
S$ to US$ Average Rate	1.3482	1.3248

Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated, as the case may be, at the rate on the date of the transaction and included in the results of operations as incurred.

Translations of the balance sheets, statements of loss /comprehensive loss and statements of cash flows from S$ into US$ as of and for the year ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1 = S$1.2825, as set forth in the statistical release of the Federal Reserve System on June 30, 2025. No representation is made that the S$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2025, or at any other rate.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash in readily available checking and saving accounts. Cash equivalents consist of highly liquid investments that are readily convertible to cash and that mature within three months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments. Our Company maintains most of its bank accounts in Singapore.

(f) Accounts Receivable

Accounts receivables include trade accounts due from customers in the sale of food catering.

Accounts receivables are recorded at the invoiced amount and do not bear interest, which are due within contractual payment terms. Our Company seeks to maintain strict control over its outstanding receivables to minimize credit risk. Overdue balances are reviewed regularly by senior management. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. Our Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary.

Our Company does not hold any collateral or other credit enhancements overs its accounts receivable balances.

(g) Inventories

Inventory is stated at the lower of cost and market value, cost being determined on a first in first out cost basis. Market value of our finished goods inventory is determined based on its estimated net realizable value, which is generally the selling price less normally predictable costs of disposal and transportation. Our Company records adjustments to its inventory for estimated obsolescence or diminution in net realizable value equal to the difference between the cost of the inventory and the estimated net realizable value. At the point of loss recognition, a new cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

(h) Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Renovation	5 years
Furniture & Fittings	3 years
Office Equipment	5 years
Machinery and equipment	5 years
Motor vehicles	5 years

Expenditure for repairs and maintenance is expensed as incurred. When assets have retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Results of operations.

(i) Deferred Offering Cost

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Company’s proposed initial public offering. Deferred offering costs will be charged to shareholders’ equity upon the completion of the proposed initial public offering. Should the proposed initial public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of June 30, 2025, the Company’s deferred costs were offset against the offering proceeds.

(j) Impairment of Long-Lived Assets

In accordance with the provisions of ASC Topic 360, Impairment or Disposal of Long-Lived Assets, all long-lived assets such as property and equipment owned and held by our Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

(k) Provisions

Provisions are recognized when our Company has a present obligation, legal or constructive, as a result of a previous event, if it is probable that our Company will be required to settle the obligation and a reliable estimate can be made of the obligation. The amount recognized is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligations. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate of the expected future cash flows.

(l) Trade and other payables

Trade and other payables are initially measured at amortized cost, using effective interest method.

(m) Revenue Recognition

Our Company receives certain portion of its non-interest income from contracts with customers, which are accounted for in accordance with ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”).

ASC 606-10 provided the following overview of how revenue is recognized from our Company’s contracts with customers: Our Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which our Company expects to be entitled in exchange for those goods or services.

Step 1:	Identify the contract(s) with a customer.
Step 2:	Identify the performance obligations in the contract.
Step 3:	Determine the transaction price - The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.
Step 4:	Allocate the transaction price to the performance obligations in the contract - Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract.
Step 5:	Recognize revenue when (or as) the entity satisfies a performance obligation - An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

Majority of our Company’s income is derived from contracts with customers in the sale of products, and as such, the revenue recognized depicts the transfer of promised goods or services to its customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Our Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. Our Company’s revenue recognition policies are in compliance with ASC 606 and currently generates its revenue from the following main sources as follows:

Revenue from food catering services provided

Revenue from food catering services includes supply of budget prepared meals, the operation of food stall and buffet catering services which consist of a single performance obligation that our Company satisfies at a point in time and are recognized upon the delivery and acceptance of the meals sold to the customers. Our Company recognizes food catering services revenue when the following events have occurred: (a) our Company has transferred physical ordered possession of the food (b) our Company has a present right to payment (c) the customer has legal rights to the food ordered upon delivery, and (d) the customer bears significant risks and rewards of ownership of the products.

Our Company records its revenues on food catering services provided, net of good & service taxes (“GST”) upon delivery of food ordered and the risk of loss of food ordered are fully transferred to the customers. The Company is subject to GST which is levied on the majority of the products at the rate of 8% on the invoiced value of sales in Singapore. Revenue represents the amount of consideration to which we expect to be entitled in exchange for food catering services provided.

For the years ended June 30, 2024 and 2025, the total amount of GST collected from customers and remitted to government authorities was S$400,794 and S$408,503, respectively. This amount has been excluded from the revenue reported within our financial statements.

As of June 30, 2024 and 2025, the GST payable to government authorities was S$12,368 and S$10,958, respectively.

In certain circumstances, the Company receives advances from customers as prepayment on meals and services ordered and these are included in “Accounts payable, accruals and other current liabilities” as “Deposits received”. Revenue is recognized at a point in time where the customer simultaneously receives and consumes the benefits provided by the Company.

The income from ancillary delivery services is recognized upon the delivery and acceptance of the meals sold to the customers.

(n) Cost of revenue

Cost of revenue mainly consists of raw material costs, labor costs, packaging material costs and delivery & freight cost.

(o) General and administrative expenses

General and administrative expenses mainly consist of staff cost, depreciation, office supplies and upkeep expenses, travelling and entertainment, legal and professional fees, property and related expenses, other miscellaneous administrative expenses.

(p) Operating leases

Upon and hereafter the adoption of ASC 842 on January 1, 2019:

Our Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in our Company’s consolidated balance sheets. ROU assets represent our Company’s right to use an underlying asset for the lease term and lease liabilities represent our Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, our Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As our Company’s leases do not provide an implicit rate, our Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Our Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, our Company elected not to apply ASC 842 recognition requirements; and (ii) our Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

(q) Government Grants

A government grant or subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received. When our Company receives government grant or subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The classification of short-term or long-term liabilities is dependent on the management’s expectation of when the conditions attached to the grant can be fulfilled. For the years ended June 30, 2023, 2024, and 2025, our Company received government subsidies of S$22,270, S$29,305, and S$25,020, which are recognized as government grants in the consolidated statements of loss.

(r) Comprehensive Loss

ASC Topic 220, Comprehensive Income, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying statement of shareholder’s equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

(s) Income Taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. The valuation allowance should be based on management’s judgment of what is more-likely- than not considering all available information, both quantitative and qualitative. Ultimately, the realization of deferred tax assets will depend on the existence of future taxable income.

For the years ended June 30, 2024 and 2025, our Company did not have any interest and penalties associated with tax positions. As of June 30, 2024 and 2025, our Company did not have any significant unrecognized uncertain tax positions.

Our Company is subject to tax in local and foreign jurisdiction. As a result of its business activities, our Company files tax returns that are subject to examination by the relevant tax authorities.

(t) Related Parties

Our Company follows the ASC 850-10, Related Party for the identification of related parties and disclosure of related party transactions.

Pursuant to section 850-10-20 the related parties include: a) affiliates of our Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of section 825-10-15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and Income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of our Company; e) management of our Company; f) other parties with which our Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated financial statements shall include disclosure of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

(u) Commitments and Contingencies

Our Company follows the ASC 450-20, Commitments to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to our Company but which will only be resolved when one or more future events occur or fail to occur. Our Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against our Company or un-asserted claims that may result in such proceedings, our Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in our Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on our Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect our Company’s business, financial position, and results of operations or cash flows.

(v) Concentration of Credit Risk

Financial instruments that potentially subject our Company to credit risk consist of cash equivalents, restricted cash, accounts receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management.

For accounts receivable, our Company determines, on a continuing basis, the allowance for doubtful accounts are based on the estimated realizable value. Our Company identifies credit risk on a customer-by-customer basis. The information is monitored regularly by management. Concentration of credit risk arises when a group of customers having similar characteristics such that their ability to meet their obligations is expected to be affected similarly by changes in economic conditions.

(w) Exchange Rate Risk

The reporting currency of our Company is S$, to date the majority of the revenues and costs are denominated in S$ and a significant portion of the assets and liabilities are denominated in S$. As a result, our Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and S$. If S$ depreciates against US$, the value of S$ revenues and assets as expressed in US$ financial statements will decline. Our Company does not hold any derivative or other financial instruments that expose to substantial market risk.

(x) Liquidity Risk

Liquidity risk is the risk that our Company will not be able to meet its financial obligations as they become due. Our Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to our Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

(y) Fair Value Measurement

Our Company follows the guidance of the ASC Topic 820-10, Fair Value Measurement and Disclosure (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1 : Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

●	Level 2 : Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs; and

●	Level 3 : Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

The carrying value of our Company’s financial instruments: cash and cash equivalents, restricted cash, accounts receivable, loans receivable, amount due to a related party, accounts payable, escrow liabilities, income tax payable, amount due to a related party, other payables and accrued liabilities approximate at their fair values because of the short-term nature of these financial instruments.

Management believes, based on the current market prices or interest rates for similar debt instruments, the fair value of note payable approximate the carrying amount. Our Company accounts for loans receivable at cost, subject to impairment testing. Our Company obtains a third-party valuation based upon loan level data including note rate, type and term of the underlying loans.

Our Company’s non-marketable equity securities are investments in privately held companies, which are without readily determinable market values and are classified as Level 3, due to the absence of quoted market prices, the inherent lack of liquidity and the fact that inputs used to measure fair value are unobservable and require management’s judgment.

Fair value estimates are made at a specific point in time based on relevant market information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(z) Segment Reporting

In accordance with ASC Topic 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer or the Director.

The Company operates in a single operating segment and has one reportable segment, which includes all activities related to the procurement, preparation and provision of the Company’s catering service and food products. The determination of a single segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The CODM uses consolidated net income for purpose of assessing performance, making operating decisions and allocating resources. The measurement of segment assets is reported on the balance sheet as total consolidated assets.

Information about the Company’s products and services and geographic areas is presented in Note 4 - Disaggregation of Revenue. Information about major customers is presented in Note 17 - Concentrations of Risk.

(aa) Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740) (“ASC 740”). ASC 740 significantly enhances transparency by requiring more granular annual disclosures for the categories and components of the rate reconciliation and for income taxes paid (net of refunds received). The guidance is effective for public business entities for annual periods beginning after December 15, 2024, which for the Company will be the fiscal year beginning July 1, 2025.

Due to the Company’s history of pre-tax losses and the recognition of significant net operating loss (NOL) carry forwards and valuation allowances, the Company anticipates that the adoption of ASC 740 will require significantly expanded disclosure in the footnotes to its annual financial statements, particularly regarding the components of its rate reconciliation and its deferred tax assets. However, the ASU is a disclosure-only update and, therefore, is not expected to have a material effect on the recognition or measurement of its consolidated balance sheets, statements of income and comprehensive income, or statements of cash flows.

In March 2024, the FASB issued ASU 2024-01, Scope Application of Profits Interest and Similar Awards (Topic 718) (“ASC 718”)., which clarifies the accounting for certain profits interest awards. The Company is currently evaluating the impact of this ASU on its consolidated financial statements but does not expect it to be material.

The Company has also considered ASU 2024-03, Disaggregation of Income Statement Expenses (effective for annual periods beginning after December 15, 2026), ASU 2024-04, Induced Conversions of Convertible Debt Instruments (effective for annual periods beginning after December 15, 2025), and other recently issued but not yet effective accounting standards. The Company does not believe that any of these pronouncements, if currently adopted, would have a material effect on its consolidated financial statements.